Capital Stock, Warrants and Stock Options - Schedule of Stock Options (Details) (Parenthetical) - USD ($)						3 Months Ended		12 Months Ended
	Sep. 30, 2020	Apr. 20, 2020	Oct. 24, 2019	Oct. 03, 2018	Sep. 27, 2018	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CAD [Member]
Stock option exercise price						$ 0.60		$ 0.56	$ 8.00
Directors and Officers [Member]
Number of vested stock option shares			1,575,000
Stock option expiration term			5 years
Fair value of stock option vested			$ 435,069			$ 45,173		$ 309,211
Directors and Officers [Member] | CAD [Member]
Stock option exercise price			$ 0.60
Directors [Member]
Number of vested stock option shares		5,957,659
Stock option expiration term		5 years
Fair value of stock option vested		$ 1,536,764				201,728		162,855
Directors [Member] | CAD [Member]
Stock option exercise price		$ 0.55
Consultant [Member]
Number of vested stock option shares	200,000				43,750
Stock option expiration term	3 years				5 years
Fair value of stock option vested	$ 52,909			$ 43,893		$ 218			$ 43,893
Share-based payment award, description	The stock options vest 50% at 6 months and 50% at 12 months from the grant date and expire in 3 years.
Vesting rights percentage	50.00%
Consultant [Member] | CAD [Member]
Stock option exercise price	$ 0.60				$ 8.00